Goodwill and other intangible assets - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) segment	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Sep. 29, 2023 EUR (€)	Feb. 08, 2022 EUR (€)	Sep. 14, 2021 EUR (€)
Disclosure of reconciliation of changes in goodwill [line items]
Number of operating segments | segment	2	3
Goodwill	€ 49,404	€ 49,892	€ 48,056
Intangible assets other than goodwill	24,319	21,640	21,407
Gross value
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	3,112	571	616
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 16,600	12,700	11,700
Useful life, intangible assets other than goodwill (in years)	11 years
Technological platforms
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets other than goodwill	€ 1,200	€ 2,200	€ 1,200
Useful life, intangible assets other than goodwill (in years)	18 years
ALTUVIIIO | Gross value
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions and other increases	€ 1,110
QRIB Intermediate Holding
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date				€ 774
Goodwill				€ 475
Amunix
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date					€ 493
Goodwill					€ 609
Translate Bio
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date						€ 396
Goodwill						€ 2,118